DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Advances from Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
Advances from customers	$ 0	$ 216,820	[1]
Non Current [Abstract]
Advances from customers	0	1,535,140	[1]
Natural Gas Transportation [Member]
Current [Abstract]
Advances from customers	0	101,990
Non Current [Abstract]
Advances from customers	0	1,257,599
Production and Commercialization of Liquids [Member]
Current [Abstract]
Advances from customers	0	14,546
Non Current [Abstract]
Advances from customers	0	269,614
Other Services [Member]
Current [Abstract]
Advances from customers	0	11,888
Non Current [Abstract]
Advances from customers	0	7,927
UT [Member]
Current [Abstract]
Advances from customers	0	88,396
Non Current [Abstract]
Advances from customers	$ 0	$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)